1290 FUNDS®

1290 High Yield Bond Fund

1290 SmartBeta Equity Fund

SUPPLEMENT DATED JANUARY 7, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2021, as supplemented, of 1290 Funds. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@dfinsolutions.com, or you can view, print, and download the documents at 1290 Funds’ website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding changes related to sub-advisers to the 1290 High Yield Bond Fund and the 1290 SmartBeta Equity Fund.

Effective January 1, 2022, AXA Investment Managers, Inc., the sub-adviser to the 1290 High Yield Bond Fund, was renamed AXA Investment Managers US Inc.; and AXA Rosenberg Investment Management LLC, the sub-adviser to the 1290 SmartBeta Equity Fund and an affiliated investment adviser of AXA Investment Managers, Inc., was merged into AXA Investment Managers US Inc. Portfolio managers Gideon Smith, Cameron Gray and Ram Rasaratnam remain primarily responsible for the investment decisions for the 1290 SmartBeta Equity Fund. All references to AXA Investment Managers, Inc. and AXA Rosenberg Investment Management LLC are deleted and replaced with AXA Investment Managers US Inc. in the Summary Prospectus, Prospectus and SAI.

Effective January 1, 2022, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “1290 SmartBeta Equity Fund — WHO MANAGES THE FUND — Sub-Adviser: Rosenberg Equities” is deleted in its entirety and replaced by the following:

Sub-Adviser: AXA Investment Managers US Inc. (“AXA IM” or the “Sub-Adviser”)

Name	Title	Date Began Managing the Fund
Gideon Smith, CFA®	Co-Chief Investment Officer of Equity QI at AXA IM	November 2014
Cameron Gray	Head of Portfolio Implementation of Equity QI at AXA IM	November 2014
Ram Rasaratnam, CFA®	Co-Chief Investment Officer of Equity QI at AXA IM	March 2021

The section of the Prospectus entitled “Management of the Funds — The Sub-Advisers — AXA Rosenberg Investment Management LLC” is deleted in its entirety.

The section of the Prospectus entitled “Management of the Funds — The Sub-Advisers — AXA Investment Managers, Inc.” is deleted in its entirety and replaced by the following:

AXA Investment Managers US Inc. (“AXA IM”), 100 West Putnam Ave, 4th Floor, Greenwich, Connecticut 06830, serves as the Sub-Adviser to the 1290 SmartBeta Equity Fund and the 1290 High Yield Bond Fund. AXA IM is an indirect wholly-owned subsidiary of AXA Investment Managers, S.A., which is a wholly-owned subsidiary of the AXA Group.

Gideon Smith, CFA®, Cameron Gray, and Ram Rasaratnam, CFA® are jointly and primarily responsible for the investment decisions for the 1290 SmartBeta Equity Fund.

Gideon Smith, CFA® is Co-Chief Investment Officer of AXA IM’s Equity QI expertise. Mr. Smith is responsible for the implementation of all of Equity QI’s investment strategies as well as advanced research and innovation. Since joining AXA IM in 1998, he has held a number of positions including Deputy Chief Investment Officer, Director of Client Services and Head of Strategy Engineering for Europe.

Cameron Gray is Head of Portfolio Implementation of AXA IM’s Equity QI expertise and currently manages Sustainable Equity strategies and also is a key contributor to integral projects on investment process and design. Mr. Gray joined AXA IM in 2007 as a portfolio manager.

Ram Rasaratnam, CFA® is Co-Chief Investment Officer of AXA IM’s Equity QI expertise and is responsible for Sustainable Equity investment strategy and client outcomes at AXA IM. Mr. Rasaratnam joined AXA IM in 2006.

Robert Houle, CFA® and Michael Graham, CFA® are jointly and primarily responsible for the investment decisions for the 1290 High Yield Bond Fund.

Robert Houle, CFA® is a U.S. High Yield Portfolio Manager at AXA IM. Prior to joining AXA IM in 2005 as a U.S. high yield analyst, Mr. Houle was a trader at Lehman Brothers.

Michael Graham, CFA® is a US High Yield Portfolio Manager at AXA IM. Since joining AXA IM in 2007, Mr. Graham has held various leadership roles within the US High Yield team.

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The section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is amended to include the following information:

Fund	Name and Control Persons of the Sub-Adviser
1290 SmartBeta Equity Fund	AXA IM is an indirect wholly-owned subsidiary of AXA Investment Managers, S.A., which is a wholly-owned subsidiary of the AXA Group.
1290 High Yield Bond Fund	AXA IM is an indirect wholly-owned subsidiary of AXA Investment Managers, S.A., which is a wholly-owned subsidiary of the AXA Group.

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